Net Income (Expense) from Financial Operations (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	$ 174,477	$ 85,013	$ 91,761
Net income from financial liabilities for trading at FVTPL	(218,033)	0	0
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,938	(37,068)	(120,934)
Net income from exchange, adjustment and hedge accounting of foreign currency	296,400	202,574	331,628
Total income (expense) from financial operations	255,782	250,519	302,455
Financial derivative contracts
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from financial liabilities for trading at FVTPL	(218,033)	0	0
Financial derivative contracts
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	148,943	64,879	103,335
Debt financial instruments
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	25,508	20,063	(11,662)
Other financial instrumets
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income/(expense) from financial assets for trading at FVTPL	26	71	88
Financial assets at amortised cost
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,351	2,659	(215)
Net income from exchange, adjustment and hedge accounting of foreign currency	(10,826)	12,276	2,350
Financial assets at fair value through OCI
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(820)	(45,365)	(125,610)
Financial liabilities at amortised cost
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	1,407	5,638	4,891
Net income from foreign currency exchange
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	722,452	(611,021)	(83,695)
Financial assets at FVTPL
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	0	0	6,952
Others assets
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	0	0	(14)
Financial liabilities at FVTPL
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	0	915	547
Net income from hege accounting of foreign currency risk
Schedule of Income (Expense) from Financial Operations [Line Items]
Net income from exchange, adjustment and hedge accounting of foreign currency	$ (415,226)	$ 800,404	$ 405,488